Employee benefit expense - Monthly average number of people employed by the Group (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefit expense
Processing and service delivery	47,387	38,256	34,163
Sales and marketing	7,501	5,993	5,400
Administration and overheads	8,663	7,226	6,468
Monthly average number of people employed by the Group	63,551	51,475	46,031